PRIVATE PLACEMENT (Details) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Warrants	4,450,000	4,450,000
Price of warrants	$ 2.00	$ 2.00
Aggregate purchase price	$ 8,900,000	$ 8,900,000
Number of shares per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50